Note 9 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Bank Loans		$ 50,356,915	$ 40,521,040
Less: Current portion		(5,697,915)	(14,810,000)
Long-term portion		(44,659,000)	25,711,040
Deferred Charges, current portion		148,697	124,234
Deferred charges, long-term portion		292,024	158,338
Long-term debt, current portion net of deferred charges		5,549,218	14,685,766
Long-term debt, long-term portion net of deferred charges		44,366,976	25,552,702
Colby Trading Ltd [Member]
Loan from Related Party	[1]	2,000,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd Borrower [Member]
Bank Loans	[2]	1,103,915	1,276,040
Manolis Shipping Ltd. Borrower [Member]
Bank Loans	[3]		4,500,000
Saf-Concord Shipping Ltd. Borrower [Member]
Bank Loans	[4]		3,250,000
Pantelis Shipping Corp. Borrower [Member]
Bank Loans	[5]	4,840,000	5,120,000
Noumea Shipping Ltd. Borrower [Member]
Bank Loans	[6]	6,360,000	7,800,000
Eirini Shipping Ltd. [Member]
Bank Loans	[7]	11,600,000	13,200,000
Allendale Investments S.A. [Member]
Bank Loans	[8]	13,120,000
Kamsarmax One Shipping Ltd. [Member]
Bank Loans	[9]	13,333,000
Euroseas Ltd (Member)
Bank Loans	[3]		$ 5,375,000

[1]	On November 29, 2016, Euroseas signed an agreement with Colby Trading Ltd, a company affiliated with its CEO, to draw a $2 million loan to finance working capital needs. Interest on the loan is payable quarterly, and there are no principal repayments until January 2018 when the loan matures. The Company may elect to capitalize the interest to the outstanding principal amount. Under certain limited circumstances, the Company can pay principal and interest in equity, and the loan is convertible in common stock of the Company at the option of the lender at certain times.
[2]	On September 30, 2016, the Company signed a Supplemental Agreement with HSBC Bank PLC to defer the six remaining consecutive quarterly instalments of $75,000 each (being $450,000 in aggregate) to be payable together with the balloon payment of $653,915 in one bullet payment of $1,103,915 in November, 2017. The asset coverage ratio was reduced from 130% to 75% until the maturity of this agreement. A cash sweep mechanism was put in place until the entire deferred amount is repaid.
[3]	This loan was fully repaid on of February 12, 2016 with part of the proceeds of a new loan (see Note 9-(g)).
[4]	This loan was fully repaid on February 12, 2016 with part of the proceeds of a new loan (see Note 9-(g)).
[5]	On September 30, 2016, the Company signed a Supplemental Agreement with HSBC Bank PLC to defer the six remaining consecutive quarterly instalments of $280,000 each (being $1,680,000 in aggregate) until (a) 29 September 2017 (being the initial final repayment date together with the balloon payment of $3,160,000 in one bullet payment of $4,840,000) or (b) to extend the final repayment date of the deferred amount and the balloon payment until 29 December 2018 if Euroseas agrees with the current lender of container vessel Evridiki G (being Credit Agricole) or any other bank the extension of the repayment date of her balloon instalment at least until her current charter matures in the first quarter of 2018. In this case the outstanding amount of $4,840,000 will be paid in four quarterly instalments, the first two instalments of $280,000 each, the third instalment in the amount of $560,000 and the fourth instalment of $3,720,000 comprised by $560,000 and the balloon payment, The first instalment will be paid in March 2018 and the following instalments on quarterly intervals thereafter and the last one in December 2018. The asset coverage ratio was reduced from 130% to 75% until December 31, 2017. A cash sweep mechanism was put in place until the entire deferred amount is repaid. A cash collateral amount of $300,000 (corresponding to the minimum cash balance requirement) to be pledged in the cash collateral account of Eirini P/Eleni P. For the avoidance of doubt the aforementioned cash collateral is in addition to the cash collateral required to be maintained in the cash collateral account pursuant to the Eirini P/Eleni P loan agreement (see Note 9-(f)). On December 22, 2016 Euroseas signed an agreement with Credit Agricole to extend the loan of the container vessel Evridiki G to the first quarter of 2018 (see Note 9-(e)) and therefore schedule (b) as outlined above became effective.
[6]	On December 22, 2016, the supplemental agreement with Noumea Shipping Ltd., owner of M/V "Evridiki G" was signed in order to refinance the final quarterly instalment of $720,000 and the balloon payment of $6,360,000 originally due in December 2016. The borrower and the lender agreed to amend the repayment profile in respect of the loan of which $7,080,000 remained outstanding as of the date of the supplemental agreement and to extend the final maturity date to January 2018. The loan will be repaid with three repayments of $720,000 each, due in December 2016, in July 2017 and in January 2018 together with the balloon payment of $4,920,000 due in January 2018. The security cover ratio covenant has been waived until November 15, 2017, when it will be restored to 110%.
[7]	On September 30, 2016, the Company signed a Supplemental Agreement with HSBC Bank PLC. The outstanding balance of the loan of Eirini Shipping Ltd / Eleni Shipping Ltd. of $12,850,000 prior to the closing of the supplemental agreement was reduced to $11,600,000 via prepayment of the cash collateral of $1,250,000 (which was effected after the signing of the respective supplemental agreement). In addition, seven principal instalments of $350,000 each, from June 2016 to December 2017 were deferred. Repayment of the loan will be resumed in March 2018 and the outstanding balance of $11,600,000 will be repaid in two quarterly instalments of $350,000 each, four of $725,000 each plus a balloon payment of $8,000,000 due in May 2019. The asset coverage ratio was reduced from 130% to 75% until December 31, 2017. A cash sweep mechanism was put in place until the entire deferred amount is repaid. A cash collateral amount of $600,000 (corresponding to the minimum cash balance requirement) to be pledged in the cash collateral account of M/V "Eirini P" / M/V "Eleni P". For the avoidance of doubt the aforementioned cash collateral is in addition to the cash collateral required to be maintained in the cash collateral account pursuant to the Pantelis loan agreement. M/V "Eleni P" was sold on January 26, 2017; the proceeds from the sale were used to partly pay for the acquisition of M/V "Tasos" which replaced M/V "Eleni P" as collateral for the loan.
[8]	On February 12, 2016, the Company signed and drew a term loan facility with Eurobank Ergasias S.A in order to refinance all of its existing facilities with the bank. This is a $14,500,000 loan drawn by Saf-Concord Shipping Ltd, Eternity Shipping Company, Allendale Investments S.A., Manolis Shipping Limited, Alterwall Business Inc., Aggeliki Shipping Ltd and Jonathan John Shipping Ltd. (which was cross-collateralized as per supplemental agreement dated September 27, 2016 replacing Eternity Shipping Company, the owner of M/V "Captain Costas" that was sold in 2016) as Borrowers. The loan is payable in twelve equal consecutive quarterly instalments of $460,000 each, with a balloon payment of $8,980,000 to be paid together with the last instalment in February 2019. The interest was based on LIBOR plus a margin of 6.00%. The loan is secured with the following: (i) first priority mortgages over M/V "Monica P", M/V "Captain Costas" replaced by the M/V "Aegean Express" after her sale, M/V "Kuo Hsuing", M/V "Manolis P", M/V "Ninos", M/V "Aggeliki P", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the rest of the loans of the Company, and (iv) a $2,800,000 cash collateral deposit pledged in favor of the bank. The Company paid loan arrangement fee of $247,500 for this loan.
[9]	On February 19, 2016, the Company signed a term loan facility with Nord LB and on February 25, 2016 a loan of $13,800,000 was drawn by Kamsarmax One Shipping Ltd. to partly finance the purchase of M/V "Xenia". The loan is to be repaid in fourteen consecutive equal semi-annual installments of $467,000 plus a balloon amount of $7,262,000. The margin of the loan is 2.95% above LIBOR. The loan is secured with (i) first priority mortgages over M/V "Xenia", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the rest of the loans of the Company. The Company paid loan arrangement fee of $187,335 for this loan.